Capital and Financing Transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions							9 Months Ended
	Jul. 26, 2021	Jun. 15, 2021	Apr. 26, 2021	Feb. 02, 2021	Dec. 08, 2020	Mar. 13, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate					3.367%
Shares repurchased/redeemed							$ 1,259	$ 679
Percentage of the principal amount of subordinated debt redeemable					100.00%
Subordinated debentures redemption date					Dec. 08, 2025
Three Point Three Six Seven Percentage Subordinated Debentures [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased/redeemed					$ 750
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares						11.8
Shares repurchased and cancelled, per share						$ 72.41
Limited recourse capital notes [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Limited recourse capital notes issued		$ 1,250
Interest rate		3.70%
Number of business days restricted on non payment of cash in interest		5 days
Limited recourse capital notes [member] | Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate		2.761%
Number of business days restricted on non payment of cash in interest		5 years
Limited recourse capital notes [member] | Bottom of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maturity date		July 27, 2081
LRCN Series 1 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Limited recourse capital notes issued		$ 1,250
Series 32 Preferred Stock [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payment to redeem entities shares				$ 279
Series 33 Preferred Stock [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payment to redeem entities shares				$ 130
Series 34 preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payment to redeem entities shares			$ 350
Series 36 preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payment to redeem entities shares	$ 500